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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

             ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ----------

FRANKLIN HIGH INCOME TRUST
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(Exact name of registrant as specified in charter)


ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)


MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ----------------

Date of fiscal year end:   5/31
                         -------

Date of reporting period: 6/30/05
                         ---------

ITEM 1. PROXY VOTING RECORD


======================= FRANKLIN'S AGE HIGH INCOME FUND ========================


ARCH WIRELESS, INC.

Ticker:       ARCHQ          Security ID:  039392709
Meeting Date: NOV 8, 2004    Meeting Type: Special
Record Date:  OCT 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management


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CALL-NET ENTERPRISES INC.

Ticker:       CNEBF          Security ID:  130910508
Meeting Date: JUN 29, 2005   Meeting Type: Special
Record Date:  MAY 17, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Arrangement Under Section 192 of  For       For        Management
      Canada Business Corporations Act
      Involving the Corporation and Rogers
      Communications Inc.


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CALL-NET ENTERPRISES INC.

Ticker:       CNEBF          Security ID:  130910508
Meeting Date: MAY 4, 2005    Meeting Type: Annual/Special
Record Date:  MAR 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend Incentive Stock Option Plan         For       For        Management
2     Amend Restricted Stock Unit Plan          For       For        Management


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FIBERMARK, INC.

Ticker:       FMKIQ          Security ID:  315646AB5
Meeting Date: JAN 20, 2005   Meeting Type: Written Consent
Record Date:  DEC 9, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     JOINT PLAN OF REORGANIZATION              For       Did Not    Management
                                                          Vote


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ICG COMMUNICATIONS, INC.

Ticker:                      Security ID:  449246206
Meeting Date: OCT 15, 2004   Meeting Type: Special
Record Date:  SEP 13, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management


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JACK IN THE BOX INC.

Ticker:       JBX            Security ID:  466367109
Meeting Date: FEB 14, 2005   Meeting Type: Annual
Record Date:  DEC 23, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Michael E. Alpert         For       For        Management
1.2   Elect  Director Edward W. Gibbons         For       Withhold   Management
1.3   Elect  Director Anne B. Gust              For       For        Management
1.4   Elect  Director Alice B. Hayes            For       Withhold   Management
1.5   Elect  Director Murray H. Hutchison       For       For        Management
1.6   Elect  Director Linda A. Lang             For       For        Management
1.7   Elect  Director Michael W. Murphy         For       For        Management
1.8   Elect  Director Robert J. Nugent          For       For        Management
1.9   Elect  Director L. Robert Payne           For       For        Management
1.10  Elect  Director David M. Tehle            For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management


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KINDRED HEALTHCARE, INC.

Ticker:       KIND           Security ID:  494580103
Meeting Date: MAY 26, 2005   Meeting Type: Annual
Record Date:  MAR 31, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Edward L. Kuntz           For       Withhold   Management
1.2   Elect  Director Thomas P. Cooper, M.D.    For       For        Management
1.3   Elect  Director Paul J. Diaz              For       For        Management
1.4   Elect  Director Michael J. Embler         For       For        Management
1.5   Elect  Director Garry N. Garrison         For       For        Management
1.6   Elect  Director Isaac Kaufman             For       For        Management
1.7   Elect  Director John H. Klein             For       For        Management
1.8   Elect  Director Eddy J. Rogers, Jr.       For       For        Management
2     Ratify Auditors                           For       For        Management


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MCMORAN EXPLORATION CO.

Ticker:       MMR            Security ID:  582411104
Meeting Date: MAY 5, 2005    Meeting Type: Annual
Record Date:  MAR 9, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard C. Adkerson       For       For        Management
1.2   Elect  Director Gerald J. Ford            For       Withhold   Management
1.3   Elect  Director H. Devon Graham, Jr.      For       Withhold   Management
1.4   Elect  Director James R. Moffett          For       For        Management
1.5   Elect  Director B.M. Rankin, Jr.          For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       Against    Management


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METROCALL HOLDINGS, INC.

Ticker:       MTOH           Security ID:  59164X105
Meeting Date: NOV 8, 2004    Meeting Type: Special
Record Date:  OCT 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management


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NII HOLDINGS, INC.

Ticker:       NIHD           Security ID:  62913F201
Meeting Date: APR 27, 2005   Meeting Type: Annual
Record Date:  MAR 24, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Neal P. Goldman           For       For        Management
1.2   Elect  Director Charles M. Herington      For       For        Management
1.3   Elect  Director John W. Risner            For       For        Management
2     Ratify Auditors                           For       For        Management


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TELEWEST GLOBAL, INC.

Ticker:       TLWT           Security ID:  87956T107
Meeting Date: MAY 9, 2005    Meeting Type: Annual
Record Date:  APR 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Barry R. Elson            For       For        Management
1.2   Elect  Director Michael J. McGuiness      For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Executive Incentive Bonus Plan    For       For        Management


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USA MOBILITY INC

Ticker:       USMO           Security ID:  90341G103
Meeting Date: MAY 18, 2005   Meeting Type: Annual
Record Date:  MAR 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David Abrams              For       Withhold   Management
1.2   Elect  Director James V. Continenza       For       For        Management
1.3   Elect  Director Nicholas A. Gallopo       For       Withhold   Management
1.4   Elect  Director Vincent D. Kelly          For       For        Management
1.5   Elect  Director Brian O'Reilly            For       For        Management
1.6   Elect  Director Matthew Oristano          For       For        Management
1.7   Elect  Director William E. Redmond, Jr.   For       For        Management
1.8   Elect  Director Samme L. Thompson         For       Withhold   Management
1.9   Elect  Director Royce Yudkoff             For       For        Management


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WALTER INDUSTRIES, INC.

Ticker:       WLT            Security ID:  93317Q105
Meeting Date: APR 28, 2005   Meeting Type: Annual
Record Date:  MAR 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Donald N. Boyce           For       Withhold   Management
1.2   Elect  Director Howard L. Clark, Jr.      For       For        Management
1.3   Elect  Director Don DeFosset              For       For        Management
1.4   Elect  Director Jerry W. Kolb             For       For        Management
1.5   Elect  Director Bernard G. Rethore        For       For        Management
1.6   Elect  Director Neil A. Springer          For       For        Management
1.7   Elect  Director Michael T. Tokarz         For       For        Management
2     Ratify Auditors                           For       For        Management




                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN HIGH INCOME TRUST
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By:(Signature and Title)*/s/JIMMY D. GAMBILL
                         ------------------------------------------------------
                         Jimmy D. Gambill,
                         Chief Executive Officer - Finance and Administration


Date  August 26, 2005
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*Print the name and title of each signing officer under his or her signature.